TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION
TAXATION

14. TAXATION

Tax expense

The income tax expense reported differs from the amount of the tax expense (recovery) computed by applying Canadian federal and the applicable provincial statutory rates to loss before income taxes. The Canadian combined statutory rates were 26.90% in 2012 and 28.40% in 2011. The reasons for the differences and the related tax effects are as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2012	2011
Statutory federal and provincial taxes	$(5,446)	$(2,777)
Increase (decrease) in taxes recoverable resulting from:
Effect of change in valuation allowance	5,145	2,829
Non-deductible stock-based compensation	539	267
Non-deductible expenses for tax purposes	3	2
Tax credits not taxable in Quebec	(70)	(106)
Share issue costs	(183)	(112)
Tax benefits on capitalized expenses	(1)	(24)
Effect of foreign jurisdiction tax expense	39	—
Other differences	13	(79)

Income tax expense	$39	$—

The provision for the income tax expense, which relates to the United States, are as follows and relate to the wholly-owned subsidiary MethylGene US Inc. (in thousands):

	YEAR ENDED DECEMBER 31,
	2012	2011
Current income tax expense
Current period	$39	$—

Income tax expense	$39	$—

Deferred tax

Deferred tax relates to the following (in thousands):

	DECEMBER 31,
Deferred tax asset	2012	2011
Assets
Tangible and intangible depreciable assets	$853	$833
Inventory	757	474
Provisions	30	8
Financing fees	628	414
Net operating loss carry forwards	6,883	3,490
Scientific research and experimental development expenditures	4,245	2,406

Deferred tax assets	13,396	7,625
Valuation allowance	(13,396)	(7,625)

Net deferred tax assets	$—	$—

Total valuation allowance increased by $5.8 million for the year ended December 31, 2012. The Company has evaluated positive and negative evidence bearing upon the ability of its deferred tax assets to be realized. The Company has determined that it is more likely than not that it will not recognize the benefits of its federal and provincial deferred tax assets and, as a result, has established a full valuation allowance against its deferred tax assets as of December 31, 2012.

For Canadian I.C. Federal income tax purposes, the Company's Canadian federal scientific research and experimental development expenditures amounted to $15.1 million and $8.5 million for the years ended December 31, 2012 and 2011, respectively and for provincial income tax purposes amounted to $16.6 million and $9.4 million for the years ended December 31, 2012 and 2011, respectively. These expenditures are available to reduce future taxable income and have an unlimited carry forward period. Scientific research and development expenditures are subject to verification by the taxation authorities, and accordingly, these amounts may vary by a material amount.

The Company's net operating loss carry forwards ("NOLs") for Canadian federal income tax purposes, were $25.5 million and $13.0 million at December 31, 2012 and 2011, respectively. The Company's NOLs were $25.7 million and $13.1 million at December 31, 2012 and 2011, respectively, for provincial tax purposes.

The NOLs are available to offset future taxable income from Canadian federal and provincial tax sources and the tax benefits of which have not been recognized in the consolidated financial statements. The NOLs expire as follows (in thousands):

	Federal	Provincial
Expires in:
2030	$5,907	$5,984
2031	7,059	7,066
2032	12,547	12,632

	$25,513	$25,682

The Company's Canadian operations have been audited for provincial tax purposes up to and including December 31, 2009. For Canadian federal tax purposes, the Company remains subject to audit for the December 31, 2008 and subsequent taxation years. Where taxation years remain open, the Company considers it reasonably possible that issues may be raised or tax positions agreed to with the taxation authorities, which may result in increases or decreases of the balance of non-refundable ITCs and NOLs. However, an estimate of such increases and decreases cannot be currently made.

A reconciliation of the beginning and ending gross amounts of unrecognized tax positions adopted by the Company are as follows (in thousands):

	FEDERAL		PROVINCIAL
	DECEMBER 31,		DECEMBER 31,
	2012	2011	2012	2011
Unrecognized tax positions, beginning of year	$157	$155	$3	$1
Gross decrease — current period tax positions	—	—	—	—
Gross increase — current period tax positions	2	2	2	2

Unrecognized tax positions, end of year	$159	$157	$5	$3

The Company had no accrual for interest or penalties on tax matters as at December 31, 2012 and 2011 and the Company had no ongoing tax audits as of December 31, 2012.